Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Segment Information

20. Segment Information

As disclosed in Note 2(aa), operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer. The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

The CODM evaluates and monitors segment performance primarily through net revenues, cost of revenues and gross profit of each segment by comparing actual results to historical results and previously forecasted financial information. The Group currently does not allocate operating expenses or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments.

20. Segment Information (Continued)

The table below provides a summary of the Group’s operating segment results under which the cost of revenues is considered as the significant segment expense for the years ended December 31, 2023, 2024 and 2025.

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues:
Learning services	3,148,114	2,747,290	2,630,571
Smart devices	909,192	903,669	739,644
Online marketing services	1,331,902	1,974,960	2,538,804
Total net revenues	5,389,208	5,625,919	5,909,019
Cost of revenues:
Learning services	(1,159,357)	(1,060,177)	(1,046,214)
Smart devices	(552,810)	(553,620)	(396,456)
Online marketing services	(909,579)	(1,263,631)	(1,849,521)
Total cost of revenues	(2,621,746)	(2,877,428)	(3,292,191)
Gross profit:
Learning services	1,988,757	1,687,113	1,584,357
Smart devices	356,382	350,049	343,188
Online marketing services	422,323	711,329	689,283
Total gross profit	2,767,462	2,748,491	2,616,828
Reconciliation of profit or loss (segment gross profit):
Unallocated amounts:
Operating expenses:
Sales and marketing expenses	(2,268,428)	(1,872,586)	(1,684,323)
Research and development expenses	(743,364)	(539,998)	(514,232)
General and administrative expenses	(221,996)	(187,086)	(196,964)
Total operating expenses	(3,233,788)	(2,599,670)	(2,395,519)
(Loss)/Income from operations	(466,326)	148,821	221,309
Interest income	8,348	3,919	2,428
Interest expense	(69,472)	(73,090)	(62,972)
Others, net	(11,578)	1,585	(47,134)
(Loss)/Income before tax	(539,028)	81,235	113,631